Property, Plant and Equipment - Summary of assets used by the Company (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,064,475.0		$ 2,693,837.0
Ending balance	3,234,980.1	$ 98,657.5	3,064,475.0	$ 2,693,837.0
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,064,424.3		2,693,815.7
Ending balance	3,234,778.4		3,064,424.3	2,693,815.7
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,218,545.5		6,362,521.9	5,237,145.1
Additions (Deductions)	798,507.4		897,518.8	1,139,892.1
Disposals or retirements	(42,872.8)		(32,436.7)	(27,792.4)
Transfers from right-of-use assets			4.4
Transfers from assets subject to operating leases	56.5		80.4
Transfers to assets subject to operating leases	(197.9)		(71.1)	(65.8)
Effect of exchange rate changes	36,071.0		(9,072.2)	13,342.9
Ending balance	8,010,109.7		7,218,545.5	6,362,521.9
Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,154,121.2		3,668,706.2	3,262,031.1
Additions (Deductions)	649,901.3		519,466.2	425,416.3
Disposals or retirements	(39,270.4)		(31,314.9)	(26,640.9)
Transfers from right-of-use assets			1.9
Transfers from assets subject to operating leases	53.8		53.5
Transfers to assets subject to operating leases	(14.4)		(45.7)	(40.3)
Impairment	1,150.5			790.7
Effect of exchange rate changes	9,389.3		(2,746.0)	7,149.3
Ending balance	4,775,331.3		4,154,121.2	3,668,706.2
Land and Land Improvements [Member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,063.9		7,105.7
Ending balance	12,445.7		7,063.9	7,105.7
Land and Land Improvements [Member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,622.0		7,661.8	6,488.2
Additions (Deductions)	5,542.9			816.4
Disposals or retirements	(278.3)
Effect of exchange rate changes	167.6		(39.8)	357.2
Ending balance	13,054.2		7,622.0	7,661.8
Land and Land Improvements [Member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	558.1		556.1	499.8
Additions (Deductions)	13.6		1.3	1.4
Effect of exchange rate changes	36.8		0.7	54.9
Ending balance	608.5		558.1	556.1
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	430,809.1		294,108.5
Ending balance	518,764.6		430,809.1	294,108.5
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	817,823.0		637,046.9	576,597.8
Additions (Deductions)	141,097.1		182,033.3	59,443.8
Disposals or retirements	(119.8)		(585.5)	(236.8)
Transfers to assets subject to operating leases	(197.9)
Effect of exchange rate changes	531.4		(671.7)	1,242.1
Ending balance	959,133.8		817,823.0	637,046.9
Buildings [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	387,013.9		342,938.4	306,165.3
Additions (Deductions)	52,205.0		45,052.9	35,982.4
Disposals or retirements	(114.7)		(583.0)	(225.6)
Transfers to assets subject to operating leases	(14.4)
Impairment	47.5
Effect of exchange rate changes	1,231.9		(394.4)	1,016.3
Ending balance	440,369.2		387,013.9	342,938.4
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,685,977.1		1,031,061.7
Ending balance	1,589,319.8		1,685,977.1	1,031,061.7
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,384,985.6		4,295,942.6	3,984,749.2
Additions (Deductions)	490,799.0		1,120,848.7	330,782.7
Disposals or retirements	(34,140.5)		(28,525.9)	(25,846.4)
Transfers from right-of-use assets			4.4
Transfers from assets subject to operating leases	56.5		80.4
Transfers to assets subject to operating leases			(71.1)	(65.8)
Effect of exchange rate changes	10,502.1		(3,293.5)	6,322.9
Ending balance	5,852,202.7		5,384,985.6	4,295,942.6
Machinery and equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,699,008.5		3,264,880.9	2,903,539.4
Additions (Deductions)	585,635.2		463,825.3	380,216.2
Disposals or retirements	(30,823.2)		(27,407.7)	(24,706.7)
Transfers from right-of-use assets			1.9
Transfers from assets subject to operating leases	53.8		53.5
Transfers to assets subject to operating leases			(45.7)	(40.3)
Impairment	1,103.0
Effect of exchange rate changes	7,905.6		(2,299.7)	5,872.3
Ending balance	4,262,882.9		3,699,008.5	3,264,880.9
Office equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,075.1		25,487.9
Ending balance	34,754.8		33,075.1	25,487.9
Office equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	99,825.1		85,028.0	76,154.2
Additions (Deductions)	13,719.2		18,205.5	10,325.3
Disposals or retirements	(8,334.2)		(3,325.3)	(1,709.2)
Effect of exchange rate changes	224.7		(83.1)	257.7
Ending balance	105,434.8		99,825.1	85,028.0
Office equipment [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,750.0		59,540.1	51,826.6
Additions (Deductions)	12,047.5		10,586.7	9,216.3
Disposals or retirements	(8,332.5)		(3,324.2)	(1,708.6)
Effect of exchange rate changes	215.0		(52.6)	205.8
Ending balance	70,680.0		66,750.0	59,540.1
Equipment under installation and construction in progress [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	907,499.1		1,336,051.9
Ending balance	1,079,493.5		907,499.1	1,336,051.9
Equipment under installation and construction in progress [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	908,289.8		1,336,842.6	593,155.7
Additions (Deductions)	147,349.2		(423,568.7)	738,523.9
Effect of exchange rate changes	24,645.2		(4,984.1)	5,163.0
Ending balance	1,080,284.2		908,289.8	1,336,842.6
Equipment under installation and construction in progress [member] | Accumulated depreciation [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	790.7		790.7
Impairment				790.7
Ending balance	$ 790.7		$ 790.7	$ 790.7